Label	Element	Value
Templeton Emerging Markets Debt ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Templeton Emerging Markets Debt ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Total return consisting of a combination of interest income and capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period from January 20, 2026 (commencement of operations) to March 31, 2026, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	none
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market debt securities and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to emerging market debt securities. Emerging market debt securities include (i) fixed and floating-rate debt securities and obligations issued by government and government-related issuers in emerging market countries and (ii) debt obligations denominated in emerging market currencies issued by supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development or the European Investment Bank. Debt securities may be U.S. dollar denominated or denominated in the local currency or in another currency. “Emerging market countries” are countries considered to be emerging markets (including frontier markets) by: (i) the International Monetary Fund or the United Nations; (ii) countries included as emerging or frontier markets by S&P Dow Jones, Morgan Stanley Capital International or FTSE Russell index providers; or (iii) countries in the J.P. Morgan Emerging Markets Bond Index - Global Diversified (EMBIG Diversified) or J.P. Morgan Government Bond Index - Emerging Markets Broad (GBI-EM Broad) fixed income indexes.

Under normal market conditions, the Fund invests at least 50% of its net assets in U.S. dollar denominated and euro denominated debt securities issued by emerging market countries included in the J.P. Morgan EMBI Global Diversified Index, as well as in derivative instruments providing exposure to such issuers. To the extent that the Fund invests in euro denominated debt securities, its euro currency exposure may be hedged back to the U.S. dollar.

The Fund may buy debt securities rated in any category, including below investment grade securities (also known as “junk bonds”), securities in default and unrated debt securities. The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions.

The Fund may also invest in cash and cash equivalents.

For purposes of pursuing its investment goal, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards and currency options. The Fund may maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies, which may include emerging market, U.S. or developed market currencies.

The Fund may also enter into interest rate swaps and various other transactions involving derivatives, including fixed income total return swaps, credit default swaps, credit default index swaps, and credit-linked notes. These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected interest rates, countries, durations or credit risks.

The Fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the Fund’s name, are included in the Fund’s 80% basket.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When choosing investments and weightings for the Fund, the investment manager will allocate the Fund’s assets based on several factors, including: its assessment of market, political and economic conditions; the issuer’s weighting in reference indices within the emerging market sovereign bond universe; and the potential impact to the Fund’s performance and risk metrics, relative to such reference indices. No one index is representative of the Fund’s portfolio. In evaluating a debt instrument, the investment manager will consider interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	Emerging market debt securities include (i) fixed and floating-rate debt securities and obligations issued by government and government-related issuers in emerging market countries and (ii) debt obligations denominated in emerging market currencies issued by supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development or the European Investment Bank. Debt securities may be U.S. dollar denominated or denominated in the local currency or in another currency. “Emerging market countries” are countries considered to be emerging markets (including frontier markets) by: (i) the International Monetary Fund or the United Nations; (ii) countries included as emerging or frontier markets by S&P Dow Jones, Morgan Stanley Capital International or FTSE Russell index providers; or (iii) countries in the J.P. Morgan Emerging Markets Bond Index - Global Diversified (EMBIG Diversified) or J.P. Morgan Government Bond Index - Emerging Markets Broad (GBI-EM Broad) fixed income indexes.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market debt securities and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to emerging market debt securities
Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market debt securities and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to emerging market debt securities.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Templeton Emerging Markets Debt ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Templeton Emerging Markets Debt ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Templeton Emerging Markets Debt ETF | Foreign Securities (non-U.S.)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Templeton Emerging Markets Debt ETF | Emerging Market Countries
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Market Countries: The Fund’s investments in securities of issuers in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Templeton Emerging Markets Debt ETF | Interest Rate
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Templeton Emerging Markets Debt ETF | Derivative Instruments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Templeton Emerging Markets Debt ETF | Currency Investment Strategies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Currency Investment Strategies: There is no guarantee that the Fund’s currency investment strategy will be successful. Currency rates may fluctuate significantly over short or extended periods of time (i.e., may be extremely volatile), which could result in losses to the Fund if currencies do not perform as the investment manager expects. Changes in foreign currency exchange rates affect the value of the investments that the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment denominated in that country’s currency loses value because that currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a particular foreign currency, investments denominated in that foreign currency increase in value. In general, currency exchange rates can be unpredictably affected by various factors, including political developments and governmental, supranational entity or central bank action or inaction. The Fund may also be positively or negatively affected by governmental strategies and policies intended to make the currencies in which the Fund invests stronger or weaker. In addition, currency markets generally are not as regulated as securities markets, which could expose the Fund to additional risks. Some currency transactions may involve a higher level of risk than other investments relative to the amount invested and the impact of any gain or loss may be magnified. The risks of currency transactions and exposures also may be heightened with respect to developing or emerging market currencies.

Templeton Emerging Markets Debt ETF | Currency Management Strategies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Currency Management Strategies: Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.

While the Fund’s currency hedging approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the currencies. The return of the currency related derivatives will not perfectly offset the actual fluctuations between the currencies and the U.S. dollar. In addition, the Fund will incur transaction costs in hedging its foreign currency exposure. The Fund’s exposure to the currencies may not be hedged at all times. While the Fund seeks to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. Increased volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the Fund’s currency hedging strategy, measured on an aggregate basis. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund’s currency hedging strategy.

Templeton Emerging Markets Debt ETF | Sovereign Debt Securities
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Sovereign Debt Securities: Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Templeton Emerging Markets Debt ETF | Regional
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Regional: To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. Current uncertainty concerning the ultimate economic consequences and geopolitical effects of Russia’s military invasion of Ukraine in February 2022 and concerns regarding potential escalation in the region have resulted in increased market volatility.

Templeton Emerging Markets Debt ETF | Market
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates;

unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant adverse impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Templeton Emerging Markets Debt ETF | Liquidity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity:  The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Templeton Emerging Markets Debt ETF | Variable Rate Securities
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Variable Rate Securities: Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Templeton Emerging Markets Debt ETF | Credit
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Templeton Emerging Markets Debt ETF | High-Yield Debt Instruments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

High-Yield Debt Instruments: Issuers of lower-rated or “high-yield” debt instruments (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt instruments. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt instruments generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt instruments generally fluctuate more than those of higher credit quality. High-yield debt instruments are generally more illiquid (harder to sell) and harder to value.

Templeton Emerging Markets Debt ETF | Income
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Templeton Emerging Markets Debt ETF | Unrated Debt Securities
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Unrated Debt Securities: Certain unrated debt securities which the Fund may purchase may pay a higher interest rate than rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Templeton Emerging Markets Debt ETF | Focus
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Templeton Emerging Markets Debt ETF | Non-Diversification
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification: Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Templeton Emerging Markets Debt ETF | Cash/Cash Equivalents
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cash/Cash Equivalents: To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Templeton Emerging Markets Debt ETF | Management
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Management: The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Templeton Emerging Markets Debt ETF | Cybersecurity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing (including the development of artificial intelligence and machine learning), new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

Templeton Emerging Markets Debt ETF | Quantitative Models
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Quantitative Models: The quantitative models that may be used by the investment manager as part of the Fund’s portfolio construction process to evaluate investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets continue to display similar patterns as those observed in the past. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the success of the models. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Templeton Emerging Markets Debt ETF | Market Trading
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Trading: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Templeton Emerging Markets Debt ETF | Authorized Participant Concentration
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. "Authorized Participants" are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Templeton Emerging Markets Debt ETF | Cash Transactions
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cash Transactions: To the extent that the Fund effects redemptions partly or entirely for cash, rather than for in-kind securities, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Templeton Emerging Markets Debt ETF | Small Fund
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small Fund: When the Fund's size is small, the Fund may experience low trading volume and wide bid-ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Templeton Emerging Markets Debt ETF | Large Shareholder
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Templeton Emerging Markets Debt ETF | Templeton Emerging Markets Debt ETF
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.45%
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 144

[1]	Other expenses are based on estimated amounts for the current fiscal year.